Stockholders' Equity (Deficit) - Public and Private Warrants (Q3) (Details) - $ / shares	Sep. 30, 2024	Jan. 12, 2024	Dec. 31, 2023	Nov. 09, 2023	Nov. 08, 2023
Class of Warrant or Right [Line Items]
Number of warrants outstanding (in shares)					1,716,000
Exercise price (in dollars per share)		$ 0.96		$ 2
Common Class A
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 575		$ 575
Public Warrant
Class of Warrant or Right [Line Items]
Number of warrants outstanding (in shares)	172,500		172,500
Private Placement Warrant
Class of Warrant or Right [Line Items]
Number of warrants outstanding (in shares)	225,450		225,450